Organization and Principal Activities (Tables)	12 Months Ended
May 31, 2014
Accounting Policies [Abstract]
Details of Company's Subsidiaries and VIE and Its Subsidiaries

As of May 31, 2014, details of the Company’s subsidiaries, variable interest entity and its schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity
Subsidiaries of the Company:
Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services
Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities
Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services
Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services
Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development
Subsidiaries of the Company:
Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development
Beijing Joy Tend Technology Company Limited (“Beijing Joy Tend”)	January 31, 2013	PRC	100%	Educational consulting and software development
Beijing Right Time Technology Company Limited (“Beijing Right Time”)	January 31, 2013	PRC	100%	Educational consulting and software development
Beijing Sincerity Technology Company Limited (“Beijing Sincerity”)	January 31, 2013	PRC	100%	Educational consulting and software development
Beijing Magnificence Technology Company Limited (“Beijing Magnificence”)	November 1, 2013	PRC	100%	Educational consulting and software development
Beijing Top Technology Company Limited (“Beijing Top”)	November 13, 2013	PRC	100%	Educational consulting and software development
Beijing Walkite International Travel Co., Ltd.	May 22, 2012	PRC	100%	Consulting
Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd.	February 1, 2013	PRC	100%	On-line education
Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	100%	Kindergarten
Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 9, 2007	PRC	100%	Kindergarten
Nanjing Yuhuatai District Kindergarten of Stars (“Nanjing Kindergarten”)	February 20, 2009	PRC	100%	Kindergarten
Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting
Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting
Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting
Variable interest entity of the Company:
Beijing New Oriental Education & Technology (Group) Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services
Schools and subsidiaries of New Oriental China:
Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post- secondary education
Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education
Guangzhou Haizhu District Privately-Funded New Oriental Training School (“Guangzhou Haizhu School”) (a)	September 8, 2000	PRC	N/A	Language education
Guangzhou New Oriental Training School (“Guangzhou School”) (a)	August 20, 2013	PRC	N/A	Language education
Guangzhou Panyu District Privately-Funded New Oriental Training Centre (“Guangzhou Panyu School”) (a)	June 19, 2013	PRC	N/A	Language education
Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education
Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education
Xi’an Yanta District New Oriental Training School	November 26, 2002	PRC	N/A	Language education
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education
Shenzhen New Oriental Training School	October 15, 2003	PRC	N/A	Language education
Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education
Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education
Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education
Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education
Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education
Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education
Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education
Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education
Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education
Hangzhou New Oriental Advanced Study School (“Hangzhou School”) (b)	July 21, 2005	PRC	N/A	Language education
Fuyang New Oriental Training School (“Fuyang School”) (b)	October 22, 2012	PRC	N/A	Language education
Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education
Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education
Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education
Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education
Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education
Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education
Kunming Xishan New Oriental School	June 13, 2006	PRC	N/A	Language education
Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education
Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education
Schools and subsidiaries of New Oriental China:
Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education
Yichang Wujiagang District Yichang New Oriental School	January 1, 2006	PRC	N/A	Language education
Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education
Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education
Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education
Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education
Lanzhou Chengguan District New Oriental School	March 19, 2008	PRC	N/A	Language education
Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education
Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education
Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education
Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education
Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education
Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education
Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education
Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education
Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education
Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education
Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education
Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education
Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education
Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education
Shiyan New Oriental School	May 23, 2011	PRC	N/A	Language education
Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training
Changchun Tongwen Senior High School (“Tongwen High School”)	October 27, 2008	PRC	N/A	Primary secondary school education
China Management Software Institute (“CMSI”)	September 1, 2012	PRC	N/A	Higher education
Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education
Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education
Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products
Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products
Schools and subsidiaries of New Oriental China:
Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products
Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products
Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	N/A	Sales of educational materials and products
Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products
Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products
Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products
Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 28, 2003	PRC	N/A	Sales of educational materials and products
Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	N/A	Sales of educational materials and products
Tianjin Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	N/A	Sales of educational materials and products
Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products
Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	N/A	Sales of educational materials and products
Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products
Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products
Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 9, 2006	PRC	N/A	Sales of educational materials and products
Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	N/A	Sales of educational materials and products
Fuzhou Gulou District Dogwood Bookstore & Audio-Visual Products Co., Ltd	August 26, 2009	PRC	N/A	Sales of educational materials and products
Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	N/A	Sales of educational materials and products
Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 14, 2007	PRC	N/A	Sales of educational materials and products
Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 21, 2007	PRC	N/A	Sales of educational materials and products
Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	N/A	Sales of educational materials and products
Jinan Dogwood Bookstore & Audio-Visual Products Co., Ltd	April 21, 2008	PRC	N/A	Sales of educational materials and products
Schools and subsidiaries of New Oriental China:
Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	N/A	Sales of educational materials and products
Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	N/A	Sales of educational materials and products
Ningbo Haishu New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	May 31, 2010	PRC	N/A	Sales of educational materials and products
Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	N/A	Sales of educational materials and products
Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	N/A	Sales of educational materials and products
Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	N/A	Sales of educational materials and products
Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 13, 2011	PRC	N/A	Sales of educational materials and products
Xiamen New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	December 8, 2011	PRC	N/A	Sales of educational materials and products
Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd	February 7, 2012	PRC	N/A	Sales of educational materials and products
Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting
Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting
Shandong New Oriental Vision Overseas Consultancy Co., Ltd.	September 8, 2011	PRC	N/A	Consulting
Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising
Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	On-line education
Beijing Dianshijingwei Technology Company Limited (“Beijing Dianshijingwei”)	January 14, 2014	PRC	N/A	Educational consulting and software development
Leci Internet Technology (Beijing) Company Limited (“Leci Internet”)	February 11, 2014	PRC	N/A	Educational consulting and software development

(a)	Guangzhou School and Guangzhou Panyu School were newly established in the year ended May 31, 2014. Although they are separate legal entities, from perspective of the Group’s internal management, they together with Guangzhou Haizhu School are considered as one school since they are operated by the same local management in Guangzhou.

(b)	Although Fuyang School is a separate legal entity, from perspective of the Group’s internal management, Fuyang School and Hangzhou School are considered as one school since they are operated by the same local management in Hangzhou.

Balances and Amounts of Company's WFOEs, VIEs and VIEs' Subsidiaries

The following financial statement balances and amounts of the VIE, including discontinued operations, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs, VIE and VIE’s subsidiaries and schools in the Group:

	As of May 31,
	2013	2014
	US$	US$
Total current assets	624,725	717,780
Total non-current assets	261,416	328,877

Total assets	886,141	1,046,657

Total current liabilities	462,031	548,787
Total non-current liabilities	6,354	1,722

Total liabilities	468,385	550,509

	Years ended May 31,
	2012	2013	2014
	US$	US$	US$
Net revenues	750,384	951,634	1,121,205
Net income	158,796	206,413	266,497
Net cash provided by operating activities	238,037	299,821	371,458
Net cash used in investing activities	(150,401)	(213,403)	(240,427)
Net cash provided by financing activities	—	—	—